UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06073

Government Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a) Not applicable

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Semiannual Financial Statements and Other Information
DWS Government Money Market Series

Contents
DWS Government Money Market Series
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
7	Notes to Financial Statements
Government Cash Management Portfolio
13	Investment Portfolio
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Government Money Market Series

Statement of Assets and Liabilities
as of June 30, 2026 (Unaudited)

Assets
Investment in Government Cash Management Portfolio, at value	$34,364,025,189
Receivable for Fund shares sold	1,552,567
Other assets	24,970
Total assets	34,365,602,726
Liabilities
Payable for Fund shares redeemed	72,771
Distributions payable	52,275,997
Accrued Trustees' fees	1,759
Other accrued expenses and payables	328,836
Total liabilities	52,679,363
Net assets, at value	$34,312,923,363
Net Assets Consist of
Distributable earnings (loss)	(7,406,689)
Paid-in capital	34,320,330,052
Net assets, at value	$34,312,923,363
Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($34,312,923,363 ÷ 34,320,742,145 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	3

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$559,926,378
Expenses*	(14,832,441)
Net investment income allocated from Government Cash Management Portfolio	545,093,937
Expenses:
Administration fee	14,704,039
Services to shareholders	2,750,504
Professional fees	23,052
Reports to shareholders	10,324
Registration fees	47,832
Trustees' fees and expenses	8,026
Other	120,718
Total expenses before expense reductions	17,664,495
Expense reductions	(17,664,495)
Total expenses after expense reductions	0
Net investment income	545,093,937
Net realized gain (loss) allocated from Government Cash Management Portfolio	(6)
Net increase (decrease) in net assets resulting from operations	$545,093,931

*	Net of $5,607,551 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2026.
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government Money Market Series

Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$545,093,937	$1,410,971,291
Net realized gain (loss)	(6)	3,000,390
Net increase (decrease) in net assets resulting from operations	545,093,931	1,413,971,681
Distributions to shareholders: Institutional Shares	(545,093,945)	(1,410,971,284)
Fund share transactions:
Proceeds from shares sold	206,496,109,147	418,495,870,305
Reinvestment of distributions	245,108,247	766,561,003
Payments for shares redeemed	(204,647,410,535)	(419,068,725,241)
Net increase (decrease) in net assets from Fund share transactions	2,093,806,859	193,706,067
Increase (decrease) in net assets	2,093,806,845	196,706,464
Net assets at beginning of period	32,219,116,518	32,022,410,054
Net assets at end of period	$34,312,923,363	$32,219,116,518
Other Information:
Shares outstanding at beginning of period	32,226,951,436	32,033,245,369
Shares sold	206,496,109,147	418,495,870,305
Shares issued to shareholders in reinvestment of distributions	245,108,247	766,561,003
Shares redeemed	(204,647,426,685)	(419,068,725,241)
Net increase (decrease) in Fund shares	2,093,790,709	193,706,067
Shares outstanding at end of period	34,320,742,145	32,226,951,436

The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	5

Financial Highlights
DWS Government Money Market Series — Institutional Shares
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.018	.042	.051	.050	.016	.000 *
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.018	.042	.051	.050	.016	.000 *
Less distributions from:
Net investment income	(.018 )	(.042 )	(.051 )	(.050 )	(.016 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.80 **	4.25	5.23	5.08	1.62	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34,313	32,219	32,022	37,742	31,982	33,285
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.25 ***	.25	.25	.25	.25	.25
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.10 b***	.12 [b]	.11 [b]	.09	.06	.03
Ratio of net investment income (%)	3.60 ***	4.18	5.10	5.01	1.68	.03

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .08%, .03% and .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
June 30, 2026, December 31, 2025 and December 31, 2024, respectively.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Money Market Series

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Government Money Market Series (the “Fund” ) is a diversified series of Deutsche DWS Money Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.
The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio” ), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2026, the Fund owned approximately 99.4% of the Portfolio.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

DWS Government Money Market Series	|	7

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At December 31, 2025, the Fund had net tax basis capital loss carryforwards of $7,998,093, including short-term losses ($7,998,090) and long-term losses ($3), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

8	|	DWS Government Money Market Series

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees (“Board” ) determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:
First $3.0 billion of the Fund’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
For the period from January 1, 2026 through April 30, 2027, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating

DWS Government Money Market Series	|	9

expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.18% of the Fund’s average daily net assets.
In addition, the Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed are $23,272,046, including $5,607,551 allocated from the Government Cash Management Portfolio.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $14,704,039, of which $2,676,176 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC aggregated $2,687,299, of which $715,031 is unpaid.
In addition, for the six months ended June 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were at $5,293.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $673, of which $360 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a

10	|	DWS Government Money Market Series

material impact on the Fund. At June 30, 2026, there were two shareholder accounts that held approximately 23% and 22% of the outstanding shares of the Fund, respectively.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

DWS Government Money Market Series	|	11

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

12	|	DWS Government Money Market Series

Investment Portfolioas of June 30, 2026 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 47.1%
U.S. Government Sponsored Agencies 26.8%
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.025%, 3.645% (a), 12/1/2026	151,000,000	151,000,000
1 day USD SOFR + 0.03%, 3.65% (a), 12/8/2026	80,000,000	80,000,000
1 day USD SOFR + 0.03%, 3.65% (a), 1/19/2027	83,500,000	83,500,000
1 day USD SOFR + 0.04%, 3.66% (a), 12/24/2026	170,000,000	170,000,000
1 day USD SOFR + 0.04%, 3.66% (a), 3/1/2027	90,000,000	90,000,000
1 day USD SOFR + 0.04%, 3.66% (a), 4/7/2027	244,250,000	244,250,000
1 day USD SOFR + 0.045%, 3.665% (a), 4/19/2027	50,000,000	50,000,000
1 day USD SOFR + 0.05%, 3.67% (a), 4/23/2027	113,000,000	113,000,000
1 day USD SOFR + 0.05%, 3.67% (a), 6/3/2027	115,000,000	115,000,000
1 day USD SOFR + 0.055%, 3.675% (a), 5/24/2027	127,000,000	127,000,000
1 day USD SOFR + 0.065%, 3.685% (a), 9/18/2026	25,000,000	25,000,000
1 day USD SOFR + 0.1%, 3.72% (a), 1/8/2027	86,000,000	86,000,000
1 day USD SOFR + 0.1%, 3.72% (a), 5/27/2027	68,800,000	68,800,000
1 day USD SOFR + 0.1%, 3.72% (a), 7/9/2027	129,000,000	129,000,000
1 day USD SOFR + 0.115%, 3.735% (a), 7/30/2027	63,500,000	63,500,000
1 day USD SOFR + 0.125%, 3.745% (a), 8/18/2027	127,250,000	127,250,000
1 day USD SOFR + 0.13%, 3.75% (a), 2/3/2027	176,000,000	176,000,000
1 day USD SOFR + 0.135%, 3.755% (a), 12/18/2026	59,000,000	59,000,000
1 day USD SOFR + 0.135%, 3.755% (a), 1/8/2027	260,000,000	260,000,000
1 day USD SOFR + 0.14%, 3.76% (a), 8/26/2026	86,500,000	86,500,000
1 day USD SOFR + 0.145%, 3.765% (a), 9/3/2027	247,000,000	247,000,000
Federal Farm Credit Discount Notes:
3.67% (b), 7/16/2026	183,000,000	182,723,975
3.691% (b), 8/7/2026	145,000,000	144,457,539
Federal Home Loan Banks:
3.478% (b), 7/1/2026	35,607,000	35,607,000
3.5%, 3/1/2027	166,250,000	166,184,740
3.604% (b), 1/29/2027	650,000	636,392
1 day USD SOFR + 0.01%, 3.63% (a), 8/28/2026	124,000,000	124,000,000
1 day USD SOFR + 0.01%, 3.63% (a), 9/3/2026	206,500,000	206,500,000
1 day USD SOFR + 0.01%, 3.63% (a), 9/4/2026	122,750,000	122,750,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	13

	Principal Amount ($)	Value ($)
1 day USD SOFR + 0.015%, 3.635% (a), 9/10/2026	124,000,000	124,000,000
1 day USD SOFR + 0.015%, 3.635% (a), 9/18/2026	124,500,000	124,500,000
3.64% (b), 12/7/2026	208,500,000	205,194,059
1 day USD SOFR + 0.025%, 3.645% (a), 11/25/2026	205,000,000	205,000,000
3.65% (b), 11/6/2026	311,500,000	307,512,800
3.65% (b), 11/17/2026	311,500,000	307,170,150
3.655% (b), 8/20/2026	330,000,000	328,347,708
1 day USD SOFR + 0.035%, 3.655% (a), 12/17/2026	206,250,000	206,250,000
1 day USD SOFR + 0.035%, 3.655% (a), 12/21/2026	273,000,000	273,000,000
3.66% (b), 7/30/2026	29,500,000	29,414,213
3.66% (b), 10/21/2026	220,000,000	217,529,156
1 day USD SOFR + 0.04%, 3.66% (a), 5/3/2027	125,500,000	125,500,000
1 day USD SOFR + 0.04%, 3.66% (a), 6/1/2027	163,500,000	163,500,000
3.67% (b), 8/6/2026	17,500,000	17,436,650
3.67% (b), 8/27/2026	325,000,000	323,137,208
1 day USD SOFR + 0.055%, 3.675% (a), 6/1/2027	331,000,000	331,000,000
1 day USD SOFR + 0.06%, 3.68% (a), 7/20/2027	208,250,000	208,250,000
1 day USD SOFR + 0.065%, 3.685% (a), 8/12/2026	128,500,000	128,500,000
1 day USD SOFR + 0.075%, 3.695% (a), 12/2/2027	165,000,000	165,000,000
3.701% (b), 8/14/2026	20,000,000	19,910,778
1 day USD SOFR + 0.085%, 3.705% (a), 4/6/2028	163,500,000	163,500,000
1 day USD SOFR + 0.095%, 3.715% (a), 6/17/2027	50,000,000	50,000,000
1 day USD SOFR + 0.12%, 3.74% (a), 4/9/2027	87,500,000	87,500,000
1 day USD SOFR + 0.17%, 3.79% (a), 9/22/2027	125,000,000	125,000,000
1 day USD SOFR + 0.17%, 3.79% (a), 9/24/2027	84,000,000	84,000,000
Federal Home Loan Mortgage Corp.:
1 day USD SOFR + 0.095%, 3.715% (a), 5/5/2027	73,500,000	73,500,000
1 day USD SOFR + 0.14%, 3.76% (a), 9/4/2026	55,000,000	55,000,000
1 day USD SOFR + 0.14%, 3.76% (a), 10/6/2027	200,000,000	200,000,000
Federal National Mortgage Association:
3.5%, 2/16/2027	123,000,000	122,938,500
1 day USD SOFR + 0.12%, 3.74% (a), 7/29/2026	60,000,000	60,000,000
1 day USD SOFR + 0.135%, 3.755% (a), 8/21/2026	213,250,000	213,250,000
1 day USD SOFR + 0.14%, 3.76% (a), 9/11/2026	367,000,000	367,000,000
The accompanying notes are an integral part of the financial statements.

14	|	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
1 day USD SOFR + 0.14%, 3.76% (a), 10/23/2026	73,750,000	73,750,000
1 day USD SOFR + 0.14%, 3.76% (a), 12/11/2026	237,500,000	237,500,000
		9,257,750,868
U.S. Treasury Obligations 20.3%
U.S. Treasury Bills:
3.45% (b), 2/18/2027	145,000,000	141,820,553
3.49% (b), 12/24/2026	80,750,000	79,390,977
3.514% (b), 7/9/2026	162,500,000	162,374,839
3.549% (b), 8/13/2026	280,500,000	279,327,187
3.554% (b), 9/10/2026	286,000,000	284,022,986
3.57% (b), 7/23/2026	300,000,000	299,354,483
3.572% (b), 8/27/2026	282,500,000	280,924,191
3.645% (b), 11/5/2026	412,500,000	407,268,526
3.646% (b), 7/21/2026	426,000,000	425,148,828
3.647% (b), 7/14/2026	475,000,000	474,383,015
3.651% (b), 7/7/2026	299,500,000	299,320,250
3.66% (b), 10/8/2026	404,000,000	399,989,290
3.661% (b), 8/4/2026	607,500,000	605,428,189
3.661% (b), 9/22/2026	823,000,000	816,149,177
3.663% (b), 10/1/2026	285,500,000	282,864,280
3.665% (b), 3/18/2027	146,250,000	142,431,603
3.681% (b), 12/3/2026	445,000,000	438,044,064
3.693% (b), 11/19/2026	420,000,000	414,008,087
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16%, 3.936% (a), 4/30/2027	785,250,000	785,955,704
		7,018,206,229
Total Government & Agency Obligations (Cost $16,275,957,097)		16,275,957,097
Repurchase Agreements 52.8%
Banco Santander SA, 3.65%, dated 6/30/2026, to be repurchased at $750,076,042 on 7/1/2026 (c)	750,000,000	750,000,000
BNP Paribas, 3.65%, dated 6/30/2026, to be repurchased at $2,220,225,083 on 7/1/2026 (d)	2,220,000,000	2,220,000,000
Citigroup Global Markets, Inc., 3.64%, dated 6/30/2026, to be repurchased at $40,004,044 on 7/1/2026 (e)	40,000,000	40,000,000
Fixed Income Clearing Corp.:
3.5%, dated 6/30/2026, to be repurchased at $123,812,036 on 7/1/2026 (f)	123,800,000	123,800,000
3.65%, dated 6/30/2026, to be repurchased at $400,040,556 on 7/1/2026 (g)	400,000,000	400,000,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	15

	Principal Amount ($)	Value ($)
3.65%, dated 6/30/2026, to be repurchased at $3,350,339,653 on 7/1/2026 (h)	3,350,000,000	3,350,000,000
3.66%, dated 6/30/2026, to be repurchased at $3,100,315,167 on 7/1/2026 (i)	3,100,000,000	3,100,000,000
3.68%, dated 6/30/2026, to be repurchased at $350,035,778 on 7/1/2026 (j)	350,000,000	350,000,000
3.7%, dated 6/30/2026, to be repurchased at $600,061,667 on 7/1/2026 (k)	600,000,000	600,000,000
Goldman Sachs & Co.:
3.64%, dated 6/30/2026, to be repurchased at $750,075,833 on 7/1/2026 (l)	750,000,000	750,000,000
3.65%, dated 6/30/2026, to be repurchased at $600,060,833 on 7/1/2026 (m)	600,000,000	600,000,000
HSBC Securities, Inc., 3.64%, dated 6/30/2026, to be repurchased at $550,055,611 on 7/1/2026 (n)	550,000,000	550,000,000
JPMorgan Securities, Inc.:
3.64%, dated 6/30/2026, to be repurchased at $94,909,595 on 7/1/2026 (o)	94,900,000	94,900,000
3.65%, dated 6/30/2026, to be repurchased at $498,050,492 on 7/1/2026 (p)	498,000,000	498,000,000
Merrill Lynch & Co., Inc.:
3.59%, dated 6/30/2026, to be repurchased at $100,009,972 on 7/1/2026 (q)	100,000,000	100,000,000
3.64%, dated 6/30/2026, to be repurchased at $150,015,167 on 7/1/2026 (r)	150,000,000	150,000,000
Royal Bank of Canada:
3.63%, dated 6/30/2026, to be repurchased at $2,573,259,444 on 7/1/2026 (s)	2,573,000,000	2,573,000,000
3.64%, dated 6/30/2026, to be repurchased at $1,146,115,873 on 7/1/2026 (t)	1,146,000,000	1,146,000,000
Wells Fargo Bank:
3.64%, dated 6/30/2026, to be repurchased at $274,127,715 on 7/1/2026 (u)	274,100,000	274,100,000
3.65%, dated 6/30/2026, to be repurchased at $602,361,067 on 7/1/2026 (v)	602,300,000	602,300,000
Total Repurchase Agreements (Cost $18,272,100,000)		18,272,100,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $34,548,057,097)	99.9	34,548,057,097
Other Assets and Liabilities, Net	0.1	37,477,903
Net Assets	100.0	34,585,535,000

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2026.
The accompanying notes are an integral part of the financial statements.

16	|	Government Cash Management Portfolio

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
105,552,300	U.S. Treasury Notes	4.125	2/15/2036	104,965,776
310,850,263	Federal Home Loan Mortgage Corporation	2.0–6.5	3/1/2041–6/1/2056	300,902,425
319,843,156	Federal National Mortgage Association	2.5–6.5	5/1/2039–6/1/2063	317,595,999
43,741,621	Government National Mortgage Association	4.0	10/20/2052	41,535,828
Total Collateral Value				765,000,028

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
904,339,000	U.S. Treasury Bills	Zero Coupon	7/7/2026–6/10/2027	887,400,445
20,574,900	U.S. Treasury Bonds	6.5–6.75	8/15/2026–11/15/2026	20,949,417
476,699,300	U.S. Treasury Notes	0.625–4.625	8/15/2026–6/30/2033	476,609,979
684,773,200	U.S. Treasury Inflation Index Notes	0.125–1.875	10/15/2026–1/15/2036	826,250,046
87,690,895	U.S. Treasury STRIPS	Zero Coupon	8/15/2026–5/15/2053	53,190,185
Total Collateral Value				2,264,400,072

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,033,600	U.S. Treasury Bonds	1.75–5.25	11/15/2028–8/15/2047	1,066,506
800	U.S. Treasury Inflation Index Notes	0.125	7/15/2031	914
39,814,000	U.S. Treasury Notes	1.25–4.625	7/31/2026–3/31/2031	39,732,581
Total Collateral Value				40,800,001

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
126,094,900	U.S. Treasury Notes	3.5	9/30/2027	126,276,088

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
408,000,000	U.S. Treasury Notes	4.125	6/30/2031	408,000,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	17

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,042,428,000	U.S. Treasury Notes	1.25–4.25	2/28/2031–8/31/2032	2,860,307,612
500,112,900	U.S. Treasury Inflation Index Notes	0.125–0.625	7/15/2031–7/15/2032	556,692,391
Total Collateral Value				3,417,000,003

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,232,744,500	U.S. Treasury Notes	3.5–3.625	9/30/2030–11/30/2030	3,162,000,000

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
365,041,400	U.S. Treasury Notes	3.5	11/30/2030	357,000,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
608,499,500	U.S. Treasury Notes	3.5	1/31/2028	612,000,000

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
764,790,500	U.S. Treasury Notes	4.125	6/30/2028	765,000,053

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
245,871,981	Federal Home Loan Mortgage Corporation	0.0–6.5	2/25/2027–6/1/2056	173,168,261
695,385,739	Federal National Mortgage Association	0.0–7.0	11/25/2027–2/25/2056	344,658,453
96,584,738	Government National Mortgage Association	4.5–6.0	7/20/2052–6/20/2056	94,173,287
Total Collateral Value				612,000,001
The accompanying notes are an integral part of the financial statements.

18	|	Government Cash Management Portfolio

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,005,700	U.S. Treasury Bonds	1.125–5.25	2/15/2029–5/15/2054	38,650,200
3,100,100	U.S. Treasury Inflation Index Notes	0.125–1.125	1/15/2030–10/15/2030	3,281,968
223,738,200	U.S. Treasury Notes	0.625–4.625	1/31/2027–2/15/2034	226,992,786
660,517,903	U.S. Treasury STRIPS	Zero Coupon	7/31/2026–5/15/2056	292,075,047
Total Collateral Value				561,000,001

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,014,000	U.S. Treasury Bonds	1.375–4.625	11/15/2040–5/15/2044	2,946,696
200	U.S. Treasury Floating Rate Notes	3.875	1/31/2028	201
1,346,400	U.S. Treasury Inflation Index Notes	0.125–1.625	10/15/2026–4/15/2031	1,620,516
24,904,400	U.S. Treasury Notes	0.875–4.625	10/15/2026–5/31/2033	24,779,358
70,574,595	U.S. Treasury STRIPS	Zero Coupon	5/15/2027–5/15/2056	67,451,229
Total Collateral Value				96,798,000

(p)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
553,221,554	Federal National Mortgage Association	2.5–7.5	10/1/2050–6/1/2055	507,960,000

(q)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
109,691,100	U.S. Treasury Bonds	3.625–4.625	2/15/2046–5/15/2053	102,000,037

(r)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,300,000	U.S. Treasury Bonds	4.75	5/15/2055	12,136,625
269,430,556	U.S. Treasury STRIPS	Zero Coupon	2/15/2040–8/15/2042	140,863,376
Total Collateral Value				153,000,001
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	19

(s)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bills	Zero Coupon	7/28/2026	100
625,294,700	U.S. Treasury Bonds	1.125–5.0	8/15/2040–11/15/2055	511,739,849
204,626,700	U.S. Treasury Inflation Index Bonds	0.125–3.875	4/15/2029–2/15/2052	230,440,305
180,773,600	U.S. Treasury Inflation Index Notes	1.625–2.375	10/15/2027–7/15/2034	191,912,199
1,602,253,900	U.S. Treasury Notes	0.5–4.875	7/31/2026–8/15/2035	1,566,677,673
275,885,743	U.S. Treasury STRIPS	Zero Coupon	5/15/2029–2/15/2049	123,954,588
Total Collateral Value				2,624,724,714

(t)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
733,600	U.S. Treasury Bills	Zero Coupon	7/14/2026–8/27/2026	731,575
95,655,300	U.S. Treasury Bonds	1.375–4.0	5/15/2048–11/15/2052	55,295,479
300	U.S. Treasury Inflation Index Bonds	0.125	2/15/2052	188
25,001,700	U.S. Treasury Notes	3.5–3.875	11/30/2027–2/15/2033	25,015,619
1,805	U.S. Treasury STRIPS	Zero Coupon	2/15/2034–2/15/2046	1,189
586,844,857	Federal Home Loan Mortgage Corporation	1.5–7.0	3/1/2028–7/1/2056	577,750,203
307,834,714	Federal National Mortgage Association	2.0–6.5	9/1/2033–6/1/2056	303,034,068
205,608,268	Government National Mortgage Association	2.0–7.0	8/15/2028–10/20/2067	207,209,877
Total Collateral Value				1,169,038,198

(u)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
315,807,125	U.S. Treasury Bonds	1.875–4.75	2/15/2038–11/15/2044	279,582,016
The accompanying notes are an integral part of the financial statements.

20	|	Government Cash Management Portfolio

(v)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
628,968,927	Federal National Mortgage Association	1.5–7.5	10/1/2029–4/1/2059	614,346,000

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$16,275,957,097	$—	$16,275,957,097
Repurchase Agreements	—	18,272,100,000	—	18,272,100,000
Total	$—	$34,548,057,097	$—	$34,548,057,097

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	21

Statement of Assets and Liabilities
as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, valued at amortized cost	$16,275,957,097
Repurchase agreements, valued at amortized cost	18,272,100,000
Cash	95,944
Interest receivable	40,225,463
Other assets	363,477
Total assets	34,588,741,981
Liabilities
Accrued investment advisory fee	1,648,964
Accrued Trustees' fees	77,879
Other accrued expenses and payables	1,480,138
Total liabilities	3,206,981
Net assets, at value	$34,585,535,000
The accompanying notes are an integral part of the financial statements.

22	|	Government Cash Management Portfolio

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Interest	$563,667,436
Expenses:
Management fee	14,478,677
Administration fee	4,584,479
Custodian fee	64,508
Professional fees	212,124
Reports to shareholders	17,919
Trustees' fees and expenses	550,325
Other	668,576
Total expenses before expense reductions	20,576,608
Expense reductions	(5,645,150)
Total expenses after expense reductions	14,931,458
Net investment income	548,735,978
Net realized gain (loss) from investments	(6)
Net increase (decrease) in net assets resulting from operations	$548,735,972
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	23

Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$548,735,978	$1,419,592,020
Net realized gain (loss)	(6)	3,019,548
Net increase (decrease) in net assets resulting from operations	548,735,972	1,422,611,568
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	79,639,044,125	160,638,508,194
Value of capital withdrawn	(78,060,430,691)	(161,869,430,071)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	1,578,613,434	(1,230,921,877)
Increase (decrease) in net assets	2,127,349,406	191,689,691
Net assets at beginning of period	32,458,185,594	32,266,495,903
Net assets at end of period	$34,585,535,000	$32,458,185,594

The accompanying notes are an integral part of the financial statements.

24	|	Government Cash Management Portfolio

Financial Highlights
Government Cash Management Portfolio
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34,586	32,458	32,266	37,970	32,214	33,649
Ratio of expenses before expense reductions (%)	.13 *	.13	.13	.13	.14	.13
Ratio of expenses after expense reductions (%)	.10 a*	.11 [a]	.11 [a]	.09	.06	.03
Ratio of net investment income (%)	3.59 *	4.17	5.09	5.00	1.67	.03
Total Return (%)[b,c]	1.80 **	4.26	5.23	5.08	1.62	.03

[a]
The ratio of expenses would have been .04%, .02% and .02% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the periods ended
June 30, 2026, December 31, 2025 and December 31, 2024, respectively.

[b]	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	25

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Government Cash Management Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a New York trust.
The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2026, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/

26	|	Government Cash Management Portfolio

amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Operating Segment. The Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole, and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has

Government Cash Management Portfolio	|	27

the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.
As of June 30, 2026, the Portfolio held repurchase agreements with a gross value of $18,272,100,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.
Tax Information. The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2026, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $34,548,057,097.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor determines the securities,

28	|	Government Cash Management Portfolio

instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.
Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.095% of the Portfolio’s average daily net assets.
The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed are $5,645,150.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $4,584,479, of which $834,169 is unpaid.
Other Service Fees. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2026, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $438, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

Government Cash Management Portfolio	|	29

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2026.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Portfolio’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low or negative interest rates, the Portfolio’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

30	|	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government Money Market Series (the “Fund” ), a series of Deutsche DWS Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement, the “Agreements” ) in September 2025. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders

DWS Government Money Market Series	|	31

chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

32	|	DWS Government Money Market Series

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s total operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Institutional Shares (4th quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board

DWS Government Money Market Series	|	33

concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination,

34	|	DWS Government Money Market Series

the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGMMF-BFE2025

DWS Government Money Market Series	|	35

DGMMF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government Cash Management Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/28/2026